Note Related party transactions (Corporation's equity in PR Asset Portfolio 2013-1 International, LLC) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Investment in equity investees	$ 212,838	$ 225,625
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Investment in equity investees	$ 25,094	$ 31,374